Adjustments to cash from operating activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of cash flows [abstract]
Change in provisions	€ 394	€ 109	€ (22)
Change in the value of retirement benefit obligation	57	371	(976)
Changes in share-based payment transactions	9,671	6,413	2,336
Call option	0	359	0
Put options from business combinations	(11,030)	2,835	2,817
Impairment financial assets	2,469	2,390	0
Impairment tangible and intangible assets	247	444	1,676
Capital loss tangible and intangible assets	925	261	696
Change in fair value of warrant liability	(602)	(18,928)	10,856
ZigZag earn-out reversal	0	(9,500)	0
Acquisition of PPE under construction	212	(1,034)	0
Other	130	(669)	649
Other adjustments for non-cash items	€ (2,473)	€ 16,949	€ (18,032)